Restricted Cash	9 Months Ended
Sep. 30, 2012
Restricted Cash [Abstract]
Restricted Cash

4. Restricted Cash

During the nine months ended September 30, 2012, the Company established a line of credit with JPMorgan Chase Bank, National Association related to the Company’s corporate credit cards, which required the Company to place a cash collateral guarantee of 105% of the monthly credit line of $100,000 in a certificate of deposit for twelve months with an assignment of deposit placed on the certificate of deposit as collateral.  Accordingly, the Company has reported $105,000 as restricted cash on the balance sheet as of September 30, 2012.